111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                December 13, 2013

Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

     Re:                     TSC UITS 3 (the "Fund")
                                 (CIK# 1593256)
                             -----------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of TSC Distributors, LLC, (the "Sponsor") depositor and principal underwriter of the Fund, is a Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     The Fund consists of two unit investment trusts, TSC Herzfeld Enhanced Dividend Income Closed-End Portfolio, 1Q 2014 and TSC Herzfeld Municipal Income Closed-End Portfolio, 1Q 2014 (the "Trusts") each of which will invest in common stocks of closed-end investment companies. We are requesting review of the Registration Statement because prior series of the Fund have not invested in closed-end investment companies. Accordingly, we request limited review of the disclosures related to the Trusts' investments in closed-end investment companies. The Registration Statement has been prepared in substantial conformity with materials submitted on behalf of prior series of the Fund and disclosures related to the Trusts' investments in closed-end investment companies have been prepared in substantial conformity with materials submitted on behalf of other unit investment trusts with investments in closed-end investment companies that have been offered by other sponsors.

     We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about January 15, 2014 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-22719 for TSC UITS are intended to be applicable to this series of the Fund.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     If you have any questions, please do not hesitate to contact Matthew T. Wirig at (312) 845-3432 or the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson

SRA/arr